Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	4.18
Maximum Aggregate Offering Price	$ 16,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,309.03
Offering Note	The number of shares of common stock, par value $0.01 per share ("Common Stock"), of Myriad Genetics, Inc. (the "Registrant") stated above consists of additional shares of Common Stock available for issuance under the Myriad Genetics, Inc. Amended and Restated 2012 Employee Stock Purchase Plan, as amended (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any anti-dilution and other provisions of the Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act on the basis of $4.18, the average of the high and the low price of Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 1, 2026.